CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 817,921	$ 354,760
Restricted cash, current	103,179	97,988
Short-term investments	62,559	455,184
Accounts receivable (net of allowance of US$21,397 and US$31,064 as of December 31, 2014 and 2015, respectively)	147,516	49,691
Funds receivable	45,400	62,163
Prepayments and other current assets	60,265	30,161
Commitment deposits	10,646	47,312
Loans receivable, current	266,990	$ 79,641
Amount due from a related party	$ 262
Deferred tax assets, current		$ 2,991
Total current assets	$ 1,514,738	1,179,891
Non-current assets:
Property and equipment, net	326,504	217,105
Loans receivable, non-current	$ 55,349	2,009
Restricted cash, non-current		109,495
Deferred tax assets, non-current	$ 5,490	1,570
Deposit for non-current assets	137,715	86,515
Long-term investments	$ 244,678	121,292
Prepayment for business acquisition		9,806
Other non-current assets	$ 10,852	16,556
Total non-current assets	780,588	564,348
Total assets	2,295,326	1,744,239
Current liabilities:
Short-term loans	100,000	80,750
Deferred revenue (including deferred revenue of the People's Republic of China ("PRC") Domestic Entities and the PRC Domestic Entities' subsidiaries without recourse to the Company of US$30,671 and US$46,455 as of December 31, 2014 and 2015, respectively)	145,321	119,042
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the PRC Domestic Entities and the PRC Domestic Entities' subsidiaries without recourse to the Company of US$64,846 and US$109,726 as of December 31, 2014 and 2015, respectively)	361,593	221,901
Customers' refundable fees (including customers' refundable fees of the PRC Domestic Entities and the PRC Domestic Entities' subsidiaries without recourse to the Company of US$17,637 and US$36,245 as of December 31, 2014 and 2015, respectively)	59,107	42,392
Income tax payable (including income tax payable of the PRC Domestic Entities and the PRC Domestic entities' subsidiaries without recourse to the Company of US$6,742 and US$1,872 as of December 31, 2014 and 2015, respectively)	$ 9,948	35,394
Amounts due to a related party		$ 660
Convertible senior notes	$ 400,000
Total current liabilities	$ 1,075,969	$ 500,139
Non-current liabilities:
Long-term loans		100,000
Convertible senior notes	$ 287,887	400,000
Deferred tax liabilities, non-current	76,631	111,026
Other non-current liabilities (including other non-current liabilities of the PRC Domestic Entities and the PRC Domestic Entities' subsidiaries without recourse to the Company of US$4 and nil as of December 31, 2014 and 2015, respectively)	312	385
Total non-current liabilities	364,830	611,411
Total liabilities	$ 1,440,799	$ 1,111,550
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	$ 478,391	$ 101,072
Accumulated other comprehensive income (loss)	(10,364)	49,566
Retained earnings	373,505	471,352
Total SouFun Holdings Limited shareholders' equity	853,766	632,609
Noncontrolling interests	761	80
Total shareholders' equity	854,527	632,689
Total liabilities and shareholders' equity	2,295,326	1,744,239
Common Class A [Member]
Shareholders' equity:
Ordinary shares	9,110	7,495
Common Class B [Member]
Shareholders' equity:
Ordinary shares	$ 3,124	$ 3,124